Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue
Schedule of Net Revenues

(a)Reconciliation

	2017	2016	2015

Gross amount	15,177,881	12,257,002	12,895,290
Sales taxes	(267,075)	(223,979)	(201,210)
Discounts and returns (*)	(3,171,653)	(2,418,206)	(2,613,413)

Net revenues	11,739,153	9,614,817	10,080,667

(*)Related mainly to trade discounts.

(b)Information about markets

	2017	2016	2015

Revenue
Export market	10,621,066	8,620,295	9,168,894
Domestic market	1,025,783	905,175	818,680
Services	92,304	89,347	93,093

	11,739,153	9,614,817	10,080,667

(c)Information by geographic areas

	2017	2016	2015

Europe	3,701,121	3,507,714	4,311,769
North America	2,357,164	2,071,941	2,467,956
Asia	4,562,781	3,040,640	2,389,169
Brazil and others	1,118,087	994,522	911,773

	11,739,153	9,614,817	10,080,667